OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER RECEIVABLES
Schedule of other receivables

	As of December 31,
Current Other receivables	2024	2023
Prepaid expenses	24,877	24,970
Other tax credits	7,457	15,329
Related parties (Note 27.b)	773	573
DFI (Note 22)	—	4,115
Guarantee deposits	3,766	6,419
Compensation received for company acquisitions (Note 28.1)	1,316	—
Call option	—	10,711
Other	18,042	32,948
Allowance for other receivables	(1,645)	(4,658)
	54,586	90,407

Non-current other receivables
Prepaid expenses	8,568	5,382
Income tax credits	38,074	27,148
Other tax credits	857	145
DFI (Note 22)	—	1,161
Guarantee deposits	3,604	12,675
Compensation received for company acquisitions (Note 28.1)	2,948	—
Other	5,673	5,633
	59,724	52,144
Total Other receivables, net	114,310	142,551

Schedule of movements in the allowances

	Years ended December 31,
	2024	2023
At the beginning of the year	(4,658)	(6,196)
Increases	(470)	(2,727)
Uses	949	—
RECPAM and currency translation adjustments	2,534	4,265
At the end of the year	(1,645)	(4,658)